ACQUISITION OF GATOS SILVER, INC. - Disclosure of Detailed Information About Significant Assumptions Used in Determination of the Fair Value of Mining Interests (Details) - Gatos Silver, Inc. [Member]	1 Months Ended
Jan. 16, 2025 $ / LB $ / Ounce
Disclosure of detailed information about business combination [line items]
Discount rate	6.00%
Mine life	10
Silver [Member]
Disclosure of detailed information about business combination [line items]
Average long-term prices | $ / Ounce	28.5
Average grades over life of mine	150 g/t
Average recovery rate	88.20%
Gold [Member]
Disclosure of detailed information about business combination [line items]
Average long-term prices | $ / Ounce	2,200
Average grades over life of mine	0.21 g/t
Average recovery rate	54.20%
Zinc [Member]
Disclosure of detailed information about business combination [line items]
Average long-term prices	1.25
Average grades over life of mine	3.84%
Average recovery rate	63.10%
Lead [Member]
Disclosure of detailed information about business combination [line items]
Average long-term prices	1.1
Average grades over life of mine	2.01%
Average recovery rate	88.10%
Copper [Member]
Disclosure of detailed information about business combination [line items]
Average long-term prices	4.5
Average grades over life of mine	0.20%
Average recovery rate	74.00%